Equity Incentive Plan	12 Months Ended
Dec. 31, 2015
Equity Incentive Plan [Abstract]
Equity Incentive Plan:
14. Equity incentive plan

On January 16, 2008, the Company's Board of Directors approved the 2008 Equity Incentive Plan (the "Plan"). Under the Plan, officers, key employees and directors are eligible to receive awards of stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock units and unrestricted stock. On January 25, 2010, the Company's Board of Directors amended the 2008 Equity Incentive Plan to provide that a total of 21,834,055 common shares be reserved for issuance.

On January 12, 2011, 360,000 shares (9,000,000 common shares before the reverse stock split) of the non-vested common stock out of 21,834,055 shares reserved under the Plan were granted to Fabiana as a bonus for the contribution of Mr. George Economou for Chief Executive Officer's services rendered during 2010. The shares were granted to Fabiana and vest over a period of eight years, with 40,000 shares (1,000,000 common shares before the reverse stock split) vesting on the grant date and 40,000 shares (1,000,000 common shares before the reverse stock split) vesting annually on December 31, 2011 through 2018, respectively. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $5.50 per share (share price before reverse stock split). As of December 31, 2015, 240,000 of these shares (6,000,000 common shares before the reverse stock split) have vested.

On August 20, 2013, the Compensation Committee approved that a bonus in the form of 40,000 shares (1,000,000 common shares before the reverse stock split) of the Company's common stock, with par value $0.01, be granted to Fabiana for the contribution of Mr. George Economou for Chief Executive Officer's services rendered during 2012. The shares vested over a period of two years with 13,334 shares (333,334 common shares before the reverse stock split) vesting on the grant date, 13,333 shares (333,333 common shares before the reverse stock split) vesting on August 20, 2014 and 13,333 (333,333 common shares before the reverse stock split) vesting on August 20, 2015, respectively. The stock based compensation was recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $2.01 per share (share price before reverse stock split). As of December 31, 2015, the shares have vested in full.

On August 19, 2014, the Compensation Committee approved that a bonus in the form of 48,000 shares (1,200,000 common shares before the reverse stock split) of the Company's common stock, with par value $0.01, be granted to Fabiana for the contribution of Mr. George Economou for Chief Executive Officer's services rendered during 2013. The shares vest over a period of three years, with 16,000 shares (400,000 common shares before the reverse stock split) vesting on December 31, 2014, 16,000 shares (400,000 common shares before the reverse stock split) vesting on December 31, 2015, and 16,000 (400,000 common shares before the reverse stock split) vesting on December 31, 2016. The stock based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $3.26 per share (share price before reverse stock split). As of December 31, 2015, 32,000 of these shares (800,000 common shares before the reverse stock split) have vested.

On December 30, 2014, the Compensation Committee approved that a bonus in the form of 84,000 shares (2,100,000 common shares before the reverse stock split) of the Company's common stock, with par value $0.01, be granted to Fabiana for the contribution of Mr. George Economou for Chief Executive Officer's services rendered during 2014. The shares vest over a period of three years, with 28,000 shares (700,000 common shares before the reverse stock split) vesting on December 31, 2015, 28,000 shares (700,000 common shares before the reverse stock split) vesting on December 31, 2016 and 28,000 (700,000 common shares before the reverse stock split) vesting on December 31, 2017. The stock based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $1.07 per share (share price before reverse stock split). As of December 31, 2015, 28,000 of these shares (700,000 common shares before the reverse stock split) have vested.

A summary of the status of the Company's non-vested shares as of December 31, 2013, 2014 and 2015 and movement for the years ended December 31, 2013, 2014 and 2015, is presented below. There were no shares forfeited in 2013, 2014 and 2015.
	Number of non vested shares	Weighted average grant date fair value per non vested shares
Balance December 31, 2012	240,200	$5.50
Granted	40,000	2.01
Vested	(53,533)	4.63
Balance December 31, 2013	226,667	$5.09
Granted	132,000	1.87
Vested	(69,333)	4.31
Balance December 31, 2014	289,334	$3.81
Vested	(97,333)	3.38
Balance December 31, 2015	192,001	$4.02

	Number of vested shares	Weighted average grant date fair value per vested shares
As at December 31, 2012	343,921	$13.91
Granted and vested	13,333	2.01
Non vested shares granted in prior years and vested 2013	40,200	5.50

As at December 31, 2013	397,454	$12.66
Granted and vested	16,000	3.26
Non vested shares granted in prior years and vested 2014	53,333	4.63

As at December 31, 2014	466,787	$11.42
Non vested shares granted in prior years and vested 2015	97,333	3.38

As at December 31, 2015	564,120	$10.03

As of December 31, 2013, 2014 and 2015, there was $13,947, $12,589 and $5,999 respectively, of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a period of three years.

The amounts of $7,790, $7,516 and $6,590, represent the stock based compensation expense for the year ended December 31, 2013, 2014 and 2015, respectively and are recorded in "General and administrative expenses", in the accompanying consolidated statements of operations for the years ended December 31, 2013, 2014 and 2015, respectively. The total fair value of shares vested during the years ended December 31, 2013, 2014 and 2015, were $5,394, $2,561 and $477, respectively.

Ocean Rig

From June 8, 2015, Ocean Rig has been considered as an affiliated entity and not as a controlled subsidiary of the Company. As a result, Ocean Rig has been accounted for under the equity method and consequently, additional disclosures for Ocean Rig's equity incentive plan for 2015 have not been included.